Other Disclosures - Related party disclosures (Details)		1 Months Ended					12 Months Ended
	May 06, 2016 individual	Apr. 30, 2019 EquityInstruments	Sep. 30, 2018 EquityInstruments	Jun. 30, 2017 EquityInstruments	Oct. 31, 2016 EquityInstruments	Sep. 30, 2015 EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	May 03, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
Disclosure of transactions between related parties [line items]
Number of directors with consulting agreements | individual	2
Consulting agreement term	4 years
Shares Granted Before Share Split Event | EquityInstruments				825,000			2,000,000
Granted | EquityInstruments		7,200	7,200	8,300,000			7,000	7,000	8,850,000
Granted | EquityInstruments				900,000					900,000
Shares outstanding | EquityInstruments				180,000			600,000	700,000			3,517,000
Purchase of services from NB							$ 73,000	$ 76,000	$ 68,000
Danish Legal Services							233,000	396,000	1,454,000
Consulting Services							35,000	71,000	188,000
Amounts owed to related parties								113,000	283,000
Guarantees provided to related parties							0
Share - based compensation paid							1,266,000	3,088,000	$ 223,000
Consultants
Disclosure of transactions between related parties [line items]
Shares outstanding | EquityInstruments									121,000	194,000
Board of Directors
Disclosure of transactions between related parties [line items]
Compensation							60,000	60,000	$ 373,000
Share - based compensation paid							117,000	495,000	1,300,000
Payment for partial repurchase of equity awards							$ 63,000	$ 65,000	$ 864,000
Director
Disclosure of transactions between related parties [line items]
Shares Granted Before Share Split Event | EquityInstruments					12,500	25,000
Granted | EquityInstruments						250,000
Granted | EquityInstruments					125,000
Vesting term							P4Y